Discontinued Operations - Memoranda of Agreement for the Sale of 12 Container Vessels(Table) (Details)	12 Months Ended
Dec. 31, 2024
M V Akadimos 1 [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	9,288
Date of Memorandum Agreement	January 31, 2024
Delivery/ Expected Delivery	March 8, 2024
M/V Long Beach Express [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
TEU	5,089
Date of Memorandum Agreement	December 15, 2023
Delivery/ Expected Delivery	February 26, 2024
M V Seattle Express [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
TEU	5,089
Date of Memorandum Agreement	February 14, 2024
Delivery/ Expected Delivery	April 26, 2024
M V Fos Express I [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
TEU	5,089
Date of Memorandum Agreement	February 14, 2024
Delivery/ Expected Delivery	May 3, 2024
M V Athenian 1 [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	9,954
Date of Memorandum Agreement	March 1, 2024
Delivery/ Expected Delivery	April 22, 2024
M V Athos I I [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	9,954
Date of Memorandum Agreement	March 1, 2024
Delivery/ Expected Delivery	April 22, 2024
M V Aristomenis I I [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	9,954
Date of Memorandum Agreement	March 1, 2024
Delivery/ Expected Delivery	May 3, 2024
Hyundai Premium [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	November 22, 2024
Hyundai Paramount [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	December 20, 2024
Hyundai Prestige [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	December 5, 2024
Hyundai Privilege [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	January 10, 2025
Hyundai Platinum [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	March 10, 2025